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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-22438

ING Emerging Markets High Dividend Equity Fund
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Markets High Dividend Equity Fund

The schedules are not audited.

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 93.5%
		Australia: 0.4%
715,871		Pan Australian Resources Ltd.	$990,084	0.4

		Brazil: 9.5%
517,049		BM&F Bovespa S.A.	2,567,248	1.0
293,199		Cia de Saneamento Basico do Estado de Sao Paulo	3,083,661	1.2
352,920		Cia Energetica de Minas Gerais ADR	2,946,882	1.2
226,601		Itau Unibanco Holding S.A.	3,187,995	1.2
164,337		Petroleo Brasileiro SA ADR	2,718,134	1.1
230,553		Porto Seguro SA	2,932,470	1.1
149,592		Telefonica Brasil SA	2,890,264	1.1
297,293		Vale SA	4,171,081	1.6
			24,497,735	9.5

		Chile: 1.9%
99,943		Banco Santander Chile ADR	2,234,725	0.9
8,530,630		Enersis SA	2,654,686	1.0
			4,889,411	1.9

		China: 17.7%
908,000		BOC Hong Kong Holdings Ltd.	3,065,996	1.2
4,816,000		China Communications Services Corp., Ltd.	3,151,808	1.2
3,986,000		China Construction Bank	3,225,909	1.3
52,990		China Mobile Ltd. ADR	2,874,178	1.1
3,671,200		China Petroleum & Chemical Corp.	3,165,256	1.2
1,874,000		China Resources Power Holdings Co.	4,529,816	1.8
7,276,000		China Shanshui Cement Group Ltd.	2,887,368	1.1
1,048,000		China Shineway Pharmaceutical Group Ltd.	1,511,936	0.6
1,438,000		CNOOC Ltd.	2,940,878	1.1
2,413,000		Digital China Holdings Ltd.	2,813,244	1.1
2,386,000		Harbin Electric Co. Ltd.	1,570,211	0.6
4,118,996		Industrial and Commercial Bank of China Ltd.	2,956,423	1.1
2,558,000		Jiangsu Expressway Co. Ltd.	3,391,947	1.4
3,509,000		Parkson Retail Group Ltd.	1,077,257	0.4
878,000		Shanghai Industrial Holdings Ltd.	2,963,513	1.2
3,483,000		Zhejiang Expressway Co., Ltd.	3,243,230	1.3
			45,368,970	17.7

		Czech Republic: 2.3%
117,600		CEZ A/S	3,259,599	1.3
11,166		Komercni Banka AS	2,561,701	1.0
			5,821,300	2.3

		Egypt: 1.0%
420,615		Commercial International Bank	2,639,217	1.0

		Hong Kong: 2.2%
34,950,000		Emperor Watch & Jewellery Ltd.	2,839,292	1.1
817,000		Hang Lung Properties Ltd.	2,740,722	1.1
			5,580,014	2.2

		Hungary: 2.2%
1,630,037		Magyar Telekom Telecommunications PLC	2,133,321	0.8
172,580		Richter Gedeon Nyrt	3,490,500	1.4
			5,623,821	2.2

		India: 5.3%
741,015		Bharat Heavy Electricals Ltd.	1,852,328	0.7
608,544		Coal India Ltd.	2,648,779	1.0
1,298,697		NTPC Ltd.	3,056,829	1.2
672,788		Oil & Natural Gas Corp., Ltd.	3,219,015	1.3
644,312		Oriental Bank Of Commerce	1,911,817	0.7
102,808		Punjab National Bank	904,512	0.4
			13,593,280	5.3

		Indonesia: 2.0%
6,785,500		Bank Negara Indonesia Persero Tbk PT	2,322,263	0.9
4,858,500		Indofood Sukses Makmur Tbk PT	2,695,423	1.1
			5,017,686	2.0

		Malaysia: 3.3%
2,246,966		Berjaya Sports Toto BHD	2,725,919	1.1
1,609,100		IJM Corp. Bhd	2,920,541	1.1
1,647,300		IOI Corp. Bhd	2,885,448	1.1
			8,531,908	3.3

		Mexico: 0.9%
95,827		Southern Copper Corp.	2,405,258	0.9

		Panama: 0.9%
87,577	@	Banco Latinoamericano de Comercio Exterior SA	2,359,324	0.9

		Poland: 3.5%
513,132		PGE SA	3,102,680	1.2
209,529		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,784,013	1.1

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Poland: (continued)
20,560		Powszechny Zaklad Ubezpieczen SA	$3,122,390	1.2
			9,009,083	3.5

		Qatar: 2.4%
145,552		Commercial Bank of Qatar	2,750,450	1.1
71,255		Industries Qatar QSC	3,291,839	1.3
			6,042,289	2.4

		Russia: 7.0%
269,241		CTC Media, Inc.	3,405,899	1.4
476,773		Gazprom OAO ADR	4,114,551	1.6
48,057		Lukoil OAO	2,959,569	1.1
134,865		Mobile Telesystems OJSC ADR	2,842,954	1.1
154,970	@	Phosagro OAO GDR	1,521,162	0.6
332,008		Severstal	3,017,717	1.2
			17,861,852	7.0

		Singapore: 1.1%
175,000		United Overseas Bank Ltd.	2,916,767	1.1

		South Africa: 3.3%
272,678		Foschini Group Ltd./The	2,713,225	1.0
145,221		MTN Group Ltd.	2,821,583	1.1
253,058		Standard Bank Group Ltd.	2,993,504	1.2
			8,528,312	3.3

		South Korea: 11.9%
120,562		Hite Jinro Co. Ltd.	2,885,589	1.1
108,590		Hyundai Marine & Fire Insurance Co., Ltd.	3,280,213	1.3
9,049		Hyundai Motor Co.	2,153,261	0.8
8,851		Hyundai Motor Co. — Series 2	1,061,852	0.4
110,830		Kangwon Land, Inc.	3,474,239	1.4
83,120		KB Financial Group, Inc.	3,118,252	1.2
41,884		KT&G Corp.	3,105,705	1.2
10,392		POSCO	3,216,408	1.3
3,392		Samsung Electronics Co., Ltd. PRF Shares	3,213,593	1.2
35,834		Samsung Engineering Co. Ltd.	2,128,049	0.8
72,070		Shinhan Financial Group Co., Ltd.	3,027,798	1.2
			30,664,959	11.9

		Sweden: 2.2%
32,548		Millicom International Cellular S.A.	2,919,836	1.1
91,047		Oriflame Cosmetics S.A.	2,834,110	1.1
			5,753,946	2.2

		Taiwan: 10.3%
1,370,959		Cheng Uei Precision Industry Co., Ltd.	2,731,986	1.1
4,459,390		CTBC Financial Holding Co. Ltd	2,915,336	1.1
245,000		MediaTek, Inc.	3,600,813	1.4
3,749,000		Mega Financial Holdings Co., Ltd.	3,145,962	1.2
1,599,700		Powertech Technology, Inc.	2,470,858	1.0
1,278,000		Quanta Computer, Inc.	2,843,740	1.1
1,804,000		Taiwan Semiconductor Manufacturing Co., Ltd.	6,382,328	2.5
2,103,000		TXC Corp.	2,349,911	0.9
			26,440,934	10.3

		Thailand: 1.1%
259,300		PTT PCL	2,381,504	0.9
39,500		PTT PCL-Foreign	362,782	0.2
			2,744,286	1.1

		United Kingdom: 1.1%
124,946		Standard Chartered PLC	2,955,337	1.1

		Total Common Stock (Cost $254,041,912)	240,235,773	93.5

PREFERRED STOCK: 1.2%
		Russia: 1.2%
1,202,255		Sberbank of Russia	3,074,424	1.2

		Total Preferred Stock (Cost $2,605,024)	3,074,424	1.2

RIGHTS: 0.0%
		Taiwan: 0.0%
298,466	@	Mega Financial Holdings Co., Ltd.	33,818	0.0

		Total Rights (Cost $—)	33,818	0.0

		Total Long-Term Investments (Cost $256,646,936)	243,344,015	94.7

SHORT-TERM INVESTMENTS: 5.2%
		Mutual Funds: 5.2%
13,324,950		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%†† (Cost $13,324,950)	13,324,950	5.2

		Total Short-Term Investments (Cost $13,324,950)	13,324,950	5.2

		Total Investments in Securities (Cost $269,971,886)	$256,668,965	99.9
		Assets in Excess of Other Liabilities	320,108	0.1
		Net Assets	$256,989,073	100.0

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of November 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Cost for federal income tax purposes is $272,018,641.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$17,916,642
Gross Unrealized Depreciation	(33,266,318)
Net Unrealized Depreciation	$(15,349,676)

Sector Diversification	Percentage of Net Assets
Financials	27.8%
Information Technology	10.3
Energy	9.5
Utilities	8.9
Industrials	8.4
Consumer Discretionary	7.6
Telecommunication Services	7.5
Materials	7.1
Consumer Staples	5.6
Health Care	2.0
Short-Term Investments	5.2
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$990,084	$—	$990,084
Brazil	24,497,735	—	—	24,497,735
Chile	4,889,411	—	—	4,889,411
China	6,266,125	39,102,845	—	45,368,970
Czech Republic	—	5,821,300	—	5,821,300
Egypt	—	2,639,217	—	2,639,217
Hong Kong	—	5,580,014	—	5,580,014
Hungary	—	5,623,821	—	5,623,821
India	—	13,593,280	—	13,593,280
Indonesia	—	5,017,686	—	5,017,686
Malaysia	2,725,919	5,805,989	—	8,531,908
Mexico	2,405,258	—	—	2,405,258
Panama	2,359,324	—	—	2,359,324
Poland	—	9,009,083	—	9,009,083
Qatar	6,042,289	—	—	6,042,289
Russia	10,363,404	7,498,448	—	17,861,852
Singapore	—	2,916,767	—	2,916,767
South Africa	—	8,528,312	—	8,528,312
South Korea	—	30,664,959	—	30,664,959
Sweden	—	5,753,946	—	5,753,946
Taiwan	—	26,440,934	—	26,440,934
Thailand	—	2,744,286	—	2,744,286
United Kingdom	—	2,955,337	—	2,955,337
Total Common Stock	59,549,465	180,686,308	—	240,235,773
Preferred Stock	—	3,074,424	—	3,074,424
Rights	—	33,818	—	33,818

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Short-Term Investments	$13,324,950	$—	$—	$13,324,950
Total Investments, at fair value	$72,874,415	$183,794,550	$—	$256,668,965
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(610,314)	$—	$(610,314)
Total Liabilities	$—	$(610,314)	$—	$(610,314)

(1)	For the period ended November 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At November 30, 2013, securities valued at $5,991,153 were transferred from Level 1 to Level 2. In addition, securities valued at $12,160,155 were transferred from Level 2 to Level 1 within the fair value hierarchy.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING Emerging Markets High Dividend Equity Fund Written OTC Options on November 30, 2013:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
618,200	Morgan Stanley	Call on iShares MSCI Emerging Markkets Index (ETF)	42 .585	USD	12/06/13	$583,684	$(211,721)
611,500	Societe Generale	Call on iShares MSCI Emerging Markkets Index (ETF)	42 .331	USD	12/20/13	558,452	(398,593)
			Total Written OTC Options			$1,142,136	$(610,314)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Written options	$610,314
Total Liability Derivatives		$610,314

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at November 30, 2013:

	Morgan Stanley	Societe Generale	Totals
Liabilities:
Written options	$211,721	$398,593	$610,314
Total Liabilities	$211,721	$398,593	$610,314

Net OTC derivative instruments by counterparty, at fair value	$(211,721)	$(398,593)	(610,314)

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(211,721)	$(398,593)	$(610,314)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Ing Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	January 24, 2014